Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of credit risk exposure [line items]
Balance as at beginning of period			$ 5,739
Balance as at end of period	$ 6,030		6,030
Other assets
Disclosure of credit risk exposure [line items]
Total PCL	4	$ 2	0	$ (1)
Provision for credit losses	(4)	(2)	0	1
IFRS9
Disclosure of credit risk exposure [line items]
Balance as at end of period	6,030	5,786	6,030	5,786
IFRS9 | Comprising: Loans
Disclosure of credit risk exposure [line items]
Balance as at end of period	5,247	5,165	5,247	5,165
IFRS9 | Other credit instruments
Disclosure of credit risk exposure [line items]
Balance as at end of period	783	621	783	621
Loans: Residential mortgages | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	221	279	247	261
Transfer to Stage 1	0	0	0	0
Transfer to Stage 2	0	0	0	0
Transfer to Stage 3	0	0	0	0
Net remeasurement of loss allowance	31	(53)	101	(8)
Loan originations	5	8	11	18
Derecognitions and maturities	(7)	(7)	(21)	(15)
Model changes	0	47	(52)	47
Total PCL	29	(5)	39	42
Write-offs	(4)	(2)	(10)	(7)
Recoveries of previous write-offs	1	2	6	6
Foreign exchange and other	(17)	(21)	(52)	(49)
Balance as at end of period	230	253	230	253
Provision for credit losses	(29)	5	(39)	(42)
Loans: Consumer instalment and other personal | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	967	907	915	843
Transfer to Stage 1	0	0	0	0
Transfer to Stage 2	0	0	0	0
Transfer to Stage 3	0	0	0	0
Net remeasurement of loss allowance	117	86	519	461
Loan originations	8	8	25	24
Derecognitions and maturities	(16)	(16)	(44)	(44)
Model changes	0	60	(9)	60
Total PCL	109	138	491	501
Write-offs	(169)	(181)	(536)	(519)
Recoveries of previous write-offs	42	43	116	115
Foreign exchange and other	(6)	(23)	(43)	(56)
Balance as at end of period	943	884	943	884
Provision for credit losses	(109)	(138)	(491)	(501)
Loans: Credit cards | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	787	725	791	705
Transfer to Stage 1	0	0	0	0
Transfer to Stage 2	0	0	0	0
Transfer to Stage 3	0	0	0	0
Net remeasurement of loss allowance	210	247	603	656
Loan originations	12	11	31	44
Derecognitions and maturities	(13)	(24)	(42)	(49)
Model changes	0	0	(4)	0
Total PCL	209	234	588	651
Write-offs	(203)	(234)	(630)	(687)
Recoveries of previous write-offs	49	55	135	164
Foreign exchange and other	(17)	(21)	(59)	(74)
Balance as at end of period	825	759	825	759
Provision for credit losses	(209)	(234)	(588)	(651)
Loans: Business and government | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	3,823	3,705	3,786	3,127
Transfer to Stage 1	0	0	0	0
Transfer to Stage 2	0	0	0	0
Transfer to Stage 3	0	0	0	0
Net remeasurement of loss allowance	416	494	791	1,837
Loan originations	107	73	264	219
Derecognitions and maturities	(144)	(135)	(444)	(387)
Model changes	0	0	478	0
Total PCL	379	432	1,089	1,669
Write-offs	(307)	(259)	(887)	(883)
Recoveries of previous write-offs	81	80	192	234
Foreign exchange and other	56	(68)	(148)	(257)
Balance as at end of period	4,032	3,890	4,032	3,890
Provision for credit losses	(379)	(432)	(1,089)	(1,669)
Stage 1 | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at end of period	1,474	1,381	1,474	1,381
Stage 1 | IFRS9 | Comprising: Loans
Disclosure of credit risk exposure [line items]
Balance as at end of period	1,139	1,130	1,139	1,130
Stage 1 | IFRS9 | Other credit instruments
Disclosure of credit risk exposure [line items]
Balance as at end of period	335	251	335	251
Stage 1 | Loans: Residential mortgages | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	49	67	56	56
Transfer to Stage 1	8	36	92	118
Transfer to Stage 2	(2)	(2)	(9)	(7)
Transfer to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(9)	(52)	(31)	(126)
Loan originations	5	8	11	18
Derecognitions and maturities	(3)	(2)	(6)	(3)
Model changes	0	23	(64)	23
Total PCL	(1)	11	(7)	23
Write-offs	0	0	0	0
Recoveries of previous write-offs	0	0	0	0
Foreign exchange and other	0	1	(1)	0
Balance as at end of period	48	79	48	79
Provision for credit losses	1	(11)	7	(23)
Stage 1 | Loans: Consumer instalment and other personal | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	204	183	200	197
Transfer to Stage 1	86	85	249	232
Transfer to Stage 2	(13)	(14)	(45)	(42)
Transfer to Stage 3	(2)	(1)	(6)	(5)
Net remeasurement of loss allowance	(78)	(90)	(196)	(225)
Loan originations	8	8	25	24
Derecognitions and maturities	(5)	(6)	(13)	(15)
Model changes	0	13	(11)	13
Total PCL	(4)	(5)	3	(18)
Write-offs	0	0	0	0
Recoveries of previous write-offs	0	0	0	0
Foreign exchange and other	3	0	0	(1)
Balance as at end of period	203	178	203	178
Provision for credit losses	4	5	(3)	18
Stage 1 | Loans: Credit cards | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	217	217	188	233
Transfer to Stage 1	68	61	271	185
Transfer to Stage 2	(16)	(22)	(51)	(68)
Transfer to Stage 3	(2)	(2)	(5)	(6)
Net remeasurement of loss allowance	(41)	(37)	(186)	(152)
Loan originations	12	11	31	44
Derecognitions and maturities	(3)	(4)	(9)	(10)
Model changes	0	0	(4)	0
Total PCL	18	7	47	(7)
Write-offs	0	0	0	0
Recoveries of previous write-offs	0	0	0	0
Foreign exchange and other	1	(1)	1	(3)
Balance as at end of period	236	223	236	223
Provision for credit losses	(18)	(7)	(47)	7
Stage 1 | Loans: Business and government | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	908	902	931	892
Transfer to Stage 1	111	154	435	406
Transfer to Stage 2	(35)	(37)	(193)	(207)
Transfer to Stage 3	(2)	(2)	(5)	(6)
Net remeasurement of loss allowance	(104)	(148)	(363)	(291)
Loan originations	107	73	264	219
Derecognitions and maturities	(34)	(39)	(101)	(107)
Model changes	0	0	10	0
Total PCL	43	1	47	14
Write-offs	0	0	0	0
Recoveries of previous write-offs	0	0	0	0
Foreign exchange and other	36	(2)	9	(5)
Balance as at end of period	987	901	987	901
Provision for credit losses	(43)	(1)	(47)	(14)
Stage 2 | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at end of period	3,288	3,302	3,288	3,302
Stage 2 | IFRS9 | Comprising: Loans
Disclosure of credit risk exposure [line items]
Balance as at end of period	2,898	2,980	2,898	2,980
Stage 2 | IFRS9 | Other credit instruments
Disclosure of credit risk exposure [line items]
Balance as at end of period	390	322	390	322
Stage 2 | Loans: Residential mortgages | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	150	194	179	186
Transfer to Stage 1	(8)	(35)	(91)	(116)
Transfer to Stage 2	13	11	53	25
Transfer to Stage 3	(12)	(16)	(42)	(34)
Net remeasurement of loss allowance	7	(9)	52	92
Loan originations	0	0	0	0
Derecognitions and maturities	(4)	(5)	(15)	(12)
Model changes	0	24	12	24
Total PCL	(4)	(30)	(31)	(21)
Write-offs	0	0	0	0
Recoveries of previous write-offs	0	0	0	0
Foreign exchange and other	1	1	(1)	0
Balance as at end of period	147	165	147	165
Provision for credit losses	4	30	31	21
Stage 2 | Loans: Consumer instalment and other personal | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	601	545	555	471
Transfer to Stage 1	(82)	(79)	(238)	(216)
Transfer to Stage 2	23	28	76	81
Transfer to Stage 3	(50)	(45)	(144)	(130)
Net remeasurement of loss allowance	99	55	364	319
Loan originations	0	0	0	0
Derecognitions and maturities	(11)	(10)	(31)	(29)
Model changes	0	47	2	47
Total PCL	(21)	(4)	29	72
Write-offs	0	0	0	0
Recoveries of previous write-offs	0	0	0	0
Foreign exchange and other	4	0	0	(2)
Balance as at end of period	584	541	584	541
Provision for credit losses	21	4	(29)	(72)
Stage 2 | Loans: Credit cards | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	570	508	603	472
Transfer to Stage 1	(67)	(61)	(270)	(185)
Transfer to Stage 2	16	22	52	68
Transfer to Stage 3	(136)	(116)	(383)	(335)
Net remeasurement of loss allowance	215	203	620	567
Loan originations	0	0	0	0
Derecognitions and maturities	(10)	(20)	(33)	(39)
Model changes	0	0	0	0
Total PCL	18	28	(14)	76
Write-offs	0	0	0	0
Recoveries of previous write-offs	0	0	0	0
Foreign exchange and other	1	0	0	(12)
Balance as at end of period	589	536	589	536
Provision for credit losses	(18)	(28)	14	(76)
Stage 2 | Loans: Business and government | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	1,938	2,022	1,997	1,698
Transfer to Stage 1	(107)	(139)	(423)	(370)
Transfer to Stage 2	43	41	285	279
Transfer to Stage 3	(54)	(71)	(221)	(291)
Net remeasurement of loss allowance	197	283	186	989
Loan originations	0	0	0	0
Derecognitions and maturities	(110)	(96)	(343)	(280)
Model changes	0	0	468	0
Total PCL	(31)	18	(48)	327
Write-offs	0	0	0	0
Recoveries of previous write-offs	0	0	0	0
Foreign exchange and other	61	20	19	35
Balance as at end of period	1,968	2,060	1,968	2,060
Provision for credit losses	31	(18)	48	(327)
Stage 3 | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at end of period	1,268	1,103	1,268	1,103
Stage 3 | IFRS9 | Comprising: Loans
Disclosure of credit risk exposure [line items]
Balance as at end of period	1,210	1,055	1,210	1,055
Stage 3 | IFRS9 | Other credit instruments
Disclosure of credit risk exposure [line items]
Balance as at end of period	58	48	58	48
Stage 3 | Loans: Residential mortgages | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	22	18	12	19
Transfer to Stage 1	0	(1)	(1)	(2)
Transfer to Stage 2	(11)	(9)	(44)	(18)
Transfer to Stage 3	12	16	42	34
Net remeasurement of loss allowance	33	8	80	26
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Model changes	0	0	0	0
Total PCL	34	14	77	40
Write-offs	(4)	(2)	(10)	(7)
Recoveries of previous write-offs	1	2	6	6
Foreign exchange and other	(18)	(23)	(50)	(49)
Balance as at end of period	35	9	35	9
Provision for credit losses	(34)	(14)	(77)	(40)
Stage 3 | Loans: Consumer instalment and other personal | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	162	179	160	175
Transfer to Stage 1	(4)	(6)	(11)	(16)
Transfer to Stage 2	(10)	(14)	(31)	(39)
Transfer to Stage 3	52	46	150	135
Net remeasurement of loss allowance	96	121	351	367
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Model changes	0	0	0	0
Total PCL	134	147	459	447
Write-offs	(169)	(181)	(536)	(519)
Recoveries of previous write-offs	42	43	116	115
Foreign exchange and other	(13)	(23)	(43)	(53)
Balance as at end of period	156	165	156	165
Provision for credit losses	(134)	(147)	(459)	(447)
Stage 3 | Loans: Credit cards | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	0	0	0	0
Transfer to Stage 1	(1)	0	(1)	0
Transfer to Stage 2	0	0	(1)	0
Transfer to Stage 3	138	118	388	341
Net remeasurement of loss allowance	36	81	169	241
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Model changes	0	0	0	0
Total PCL	173	199	555	582
Write-offs	(203)	(234)	(630)	(687)
Recoveries of previous write-offs	49	55	135	164
Foreign exchange and other	(19)	(20)	(60)	(59)
Balance as at end of period	0	0	0	0
Provision for credit losses	(173)	(199)	(555)	(582)
Stage 3 | Loans: Business and government | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	977	781	858	537
Transfer to Stage 1	(4)	(15)	(12)	(36)
Transfer to Stage 2	(8)	(4)	(92)	(72)
Transfer to Stage 3	56	73	226	297
Net remeasurement of loss allowance	323	359	968	1,139
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Model changes	0	0	0	0
Total PCL	367	413	1,090	1,328
Write-offs	(307)	(259)	(887)	(883)
Recoveries of previous write-offs	81	80	192	234
Foreign exchange and other	(41)	(86)	(176)	(287)
Balance as at end of period	1,077	929	1,077	929
Provision for credit losses	$ (367)	$ (413)	$ (1,090)	$ (1,328)